UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09293
DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2026
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Financial Portfolio
QDFPAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This Semi-Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$37	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 0.06%, versus a -1.18% return for the Index. The Fund underperformed the 10.21% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+5%) and Insurance (+2%)
    Weakest performing industries - Consumer Finance (-11%), Financial Services (-5%), and Capital Markets (-3%)
Contributors to Performance
  Banks - outperformed the Index industry (+9% vs +5%) and overweight (average weighting 43% vs 28%)
    Fifth Third Bancorp (+22%), PNC Financial Services Group (+20%), and U.S. Bancorp (+15%) - three largest individual contributors
    DBS Group Holdings (+19%), Danske Bank (+17%), and Bank of N.T. Butterfield (+22%)
  Capital Markets - outperformed the Index industry (+14% vs -3%) and underweight (average weighting 7% vs 26%)
    Julius Baer Group (+15%) and Bank of New York Mellon (+26%)
  Underweight in Financial Services (average weighting 14% vs 28%)
  Insurance - outperformed the Index industry (+3% vs +2%) and overweight (average weighting 19% vs 13%)
    Chubb (+10%) and RenaissanceRe Holdings (+13%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-15% vs -11%) and overweight (average weighting 13% vs 4%)
    Capital One Financial (-17%) - largest individual detractor
    American Express (-8%)
  Financial Services - underperformed the Index industry (-11% vs -5%)
    Chime Financial (-19%), Fiserv (-27%), Rocket Companies (-19%), and Exor (-9%)
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Wells Fargo (-10%), Markel Group (-9%), and Ping An Insurance (-20%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/26	1 Year	5 Years	10 Years
Davis Financial Portfolio	13.72%	12.99%	13.38%
S&P 500 Index	22.32%	13.40%	15.50%
S&P 500 Financials Index	4.05%	9.85%	13.39%
The Fund's past performance is not a good predictor of how the Fund will perform in the future.  Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/26 (in millions)	$58.3
Total number of portfolio holdings as of 06/30/26	31
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in thousands)	$161.9
Top Industries as of 06/30/26 Net Assets
Banks	43.68%
Insurance	19.89%
Financial Services	13.35%
Consumer Finance	12.82%
Capital Markets	7.18%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS VARIABLE ACCOUNT FUND, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Davis Financial Portfolio
(portfolio of Davis Variable Account Fund, Inc.)
June 30, 2026
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS FINANCIAL PORTFOLIO

DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.11%)
CONSUMER DISCRETIONARY – (2.19%)
Consumer Discretionary Distribution & Retail – (2.19%)
Prosus N.V., Class N (Netherlands)	29,379	$1,276,623
Total Consumer Discretionary		1,276,623
FINANCIALS – (96.92%)
Banks – (43.68%)
Bank of America Corp.	25,560	1,456,409
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	15,060	896,070
Danske Bank A/S (Denmark)	26,780	1,435,477
DBS Group Holdings Ltd. (Singapore)	29,440	1,490,688
DNB Bank ASA (Norway)	27,250	811,294
Fifth Third Bancorp	65,910	3,715,347
JPMorgan Chase & Co.	13,280	4,346,942
Metro Bank Holdings PLC (United Kingdom) *	148,134	321,898
PNC Financial Services Group, Inc.	11,610	2,858,614
U.S. Bancorp	52,400	3,164,960
Wells Fargo & Co.	60,230	4,977,407
		25,475,106
Financial Services – (33.35%)
Capital Markets – (7.18%)
Bank of New York Mellon Corp.	4,750	686,898
Charles Schwab Corp.	6,720	620,054
Julius Baer Group Ltd. (Switzerland)	33,359	2,882,213
		4,189,165
Consumer Finance – (12.82%)
American Express Co.	5,040	1,704,780
Capital One Financial Corp.	28,760	5,769,831
		7,474,611
Financial Services – (13.35%)
Berkshire Hathaway Inc., Class A *	3	2,246,550
Chime Financial, Inc., Class A *	63,000	1,290,240
Exor N.V. (Netherlands)	23,010	1,762,842
Fiserv, Inc. *	13,520	663,156
Rocket Companies, Inc., Class A *	115,650	1,821,488
		7,784,276
		19,448,052
Insurance – (19.89%)
Life & Health Insurance – (0.68%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	60,500	395,596
Property & Casualty Insurance – (13.45%)
Chubb Ltd.	8,266	2,816,557
Loews Corp.	15,670	1,774,001
Markel Group Inc. *	1,665	3,251,761
		7,842,319
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.76%)
Everest Group, Ltd.	3,720	$1,328,896
RenaissanceRe Holdings Ltd.	6,420	2,034,498
		3,363,394
		11,601,309
Total Financials		56,524,467
TOTAL COMMON STOCK – (Identified cost $24,120,605)		57,801,090

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.64%)
Brean Capital LLC Joint Repurchase Agreement, 3.67%, 07/01/26 (a)	$59,000	$59,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.64%, 07/01/26 (b)	94,000	94,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.67%, 07/01/26 (c)	218,000	218,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $371,000)		371,000
Total Investments – (99.75%) – (Identified cost $24,491,605)		58,172,090
Other Assets Less Liabilities – (0.25%)		145,567
Net Assets – (100.00%)		$58,317,657

*	Non-income producing security.
(a)	Dated 06/30/26, repurchase value of $59,006 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.87%, 02/01/29-06/01/56, total fair value $60,180).
(b)	Dated 06/30/26, repurchase value of $94,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 3.50%, 09/01/52-01/01/54, total fair value $95,880).
(c)	Dated 06/30/26, repurchase value of $218,022 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 08/20/26-11/20/55, total fair value $222,360).
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statement of Assets and Liabilities
At June 30, 2026 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$58,172,090
Cash	95
Receivables:
Capital stock sold	17,593
Dividends and interest	266,443
Prepaid expenses	2,949
Total assets	58,459,170

LIABILITIES:
Payables:
Capital stock redeemed	80,806
Accrued custodian fees	15,182
Accrued investment advisory fees	28,258
Accrued tax service fees	8,836
Other accrued expenses	8,431
Total liabilities	141,513

NET ASSETS	$58,317,657

SHARES OUTSTANDING	3,282,017

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$17.77

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,282

Additional paid-in capital	17,206,833

Distributable earnings	41,107,542
Net Assets	$58,317,657

*Including:
Cost of investments	$24,491,605
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statement of Operations
For the six months ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$749,849
Interest		13,689
Total income		763,538

Expenses:
Investment advisory fees (Note 3)	$161,913
Custodian fees	11,145
Transfer agent fees	7,227
Audit fees	12,369
Legal fees	1,414
Accounting fees (Note 3)	1,500
Reports to shareholders	246
Tax service fees	5,485
Directors’ fees and expenses	14,275
Registration and filing fees	15
Miscellaneous	4,485
Total expenses		220,074
Net investment income		543,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		4,991,278
Foreign currency transactions		(479)
Net realized gain		4,990,799
Net decrease in unrealized appreciation		(5,769,177)
Net realized and unrealized loss on investments and foreign currency transactions		(778,378)
Net decrease in net assets resulting from operations		$(234,914)

*Net of foreign taxes withheld of		$53,226
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Statements of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025

OPERATIONS:
Net investment income	$543,464	$913,984
Net realized gain from investments and foreign currency transactions	4,990,799	6,915,274
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(5,769,177)	7,098,517
Net increase (decrease) in net assets resulting from operations	(234,914)	14,927,775

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(6,640,188)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(6,897,926)	723,071

Total increase (decrease) in net assets	(7,132,840)	9,010,658

NET ASSETS:
Beginning of period	65,450,497	56,439,839
End of period	$58,317,657	$65,450,497
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Consumer Discretionary	$–	$1,276,623	$–	$1,276,623
Financials	47,424,459	9,100,008	–	56,524,467
Short-Term Investments	–	371,000	–	371,000
Total Investments	$47,424,459	$10,747,631	$–	$58,172,090

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2026, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2026, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes - (Continued)
statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
At June 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$24,523,893

Unrealized appreciation	34,632,979
Unrealized depreciation	(984,782)
Net unrealized appreciation	$33,648,197
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments, collectively “Distributable earnings (losses)”, may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors' deferred compensation payments, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the funds in which the amounts are invested.
Operating Segments - The Fund follows the FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2026 were $1,592,459 and $7,417,123, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for the Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2026 amounted to $1,500.

DAVIS FINANCIAL PORTFOLIO
Notes to Financial Statements - (Continued)
June 30, 2026 (Unaudited)
NOTE 4 - CAPITAL STOCK
At June 30, 2026, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2026 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	207,586	–	(610,235)	(402,649)
Value:	$3,540,248	$–	$(10,438,174)	$(6,897,926)

	Year ended December 31, 2025
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	546,155	351,135	(906,956)	(9,666)
Value:	$9,526,649	$6,299,368	$(15,102,946)	$723,071

DAVIS FINANCIAL PORTFOLIO
Financial Highlights
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.76	$15.28	$13.06	$12.06	$13.97	$11.74

Income (Loss) from Investment Operations:
Net Investment Income	0.16 [a]	0.26 [a]	0.28 [a]	0.25 [a]	0.23 [a]	0.20
Net Realized and Unrealized Gains (Losses)	(0.15)	4.21	3.58	1.59	(1.43)	3.39
Total from Investment Operations	0.01	4.47	3.86	1.84	(1.20)	3.59

Dividends and Distributions:
Dividends from Net Investment Income	–	(0.29)	(0.30)	(0.28)	(0.25)	(0.21)
Distributions from Realized Gains	–	(1.70)	(1.34)	(0.56)	(0.46)	(1.15)
Total Dividends and Distributions	–	(1.99)	(1.64)	(0.84)	(0.71)	(1.36)

Net Asset Value, End of Period	$17.77	$17.76	$15.28	$13.06	$12.06	$13.97

Total Return[b]	0.06%	29.12%	29.50%	15.29%	(8.53)%	30.54%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$58,318	$65,450	$56,440	$54,041	$53,118	$67,836
Ratio of Expenses to Average Net Assets:
Gross	0.75% [c]	0.75%	0.76%	0.78%	0.75%	0.70%
Net[d]	0.75% [c]	0.75%	0.76%	0.78%	0.75%	0.70%
Ratio of Net Investment Income to Average
Net Assets	1.85% [c]	1.56%	1.90%	2.08%	1.77%	1.28%
Portfolio Turnover Rate[e]	3%	10%	2%	2%	12%	13%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2026. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether:
1.
The Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS FINANCIAL PORTFOLIO
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Financial Portfolio outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the five-year time period, but underperformed the S&P 500 over the one-, three-, ten-year, and since-inception time periods, all periods ended February 28, 2026.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the “Performance Universe Average”). The report indicated that the Fund outperformed the Performance Universe Average over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2025.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Morningstar U.S. Insurance Financial category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 7 out of 23 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 16 out of 23 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2025. The Fund outperformed the S&P 500 in 1 out of 18 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 17 out of 18 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2025.

DAVIS FINANCIAL PORTFOLIO
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2027.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 13, 2026
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 13, 2026